Taxation (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance and reserves for inventory and accounts receivable	$ 1,648,979	$ 2,344,940
Accrued expenses	915,809	969,498
Revenue recognition difference	97,153	145,504
Advertising expenses	363,155	650,244
Net operating losses	28,469,713	29,490,696
Deferred Tax Assets, Gross, Total	31,494,809	33,600,882
Less: valuation allowance	(22,932,999)	(33,012,389)
Deferred Tax Assets, Net of Valuation Allowance, Total	8,561,810	588,493
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(10,514,800)	(18,017,610)
Deferred Tax Liabilities, Net	(10,514,800)	(18,017,610)
Deferred Tax Assets, Net, Total	(1,952,990)	(17,429,117)
Deferred tax liabilities were analyzed as:
Deferred Tax Assets, Net, Total	$ (1,952,990)	$ (17,429,117)